INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2021
Income Taxes
Schedule Of Accounting Policy For Income Tax Explanatory

	For the Nine Months Ended December 31,
(In thousands)	2021	2020

Current:
Federal	$–	$–
State and local	–	–
Foreign	21	65
Total	21	65

Deferred:
Federal	–	–
State and local	–	–
Foreign	444	–
Total	444	–
Benefits from income taxes	$465	$65

Schedule Of Taxes To The Effective Income Tax Rates

	2021	2020
Loss on ordinary activities before tax	$1,535	$–
Statutory U.S. income tax rate	21.0%	21.0%
Loss at statutory income tax rate	322	–
Losses (unrecognized)	(322)	–
Income tax benefit (expense)	$–	$–

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the nine months ended December 31, 2021 and 2020 ($ in thousands):

	2021	2020
Loss on ordinary activities before tax	$2,434	$867
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	462	165
Foreign currency effect on deferred tax liability	444	–
Research and development credit	21	65
Losses (unrecognized)	(462)	(165)
Income tax benefit (expense)	$465	$65

Schedule Of Reconciliation Of Financial Statement Loss

	Nine months ended December 31, 2021				Nine months ended December 31, 2020
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax (loss)	$(1,535)	$(6,802)	$(2,434)	$(10,771)	$–	$(3,880)	$(879)	$(4,759)
Losses not subject to tax	–	6,802	–	6,802	–	3,880	–	4,180
Taxable (loss)	$(1,535)	$–	$(2,434)	$(3,969)	$–	$–	$(879)	$(879)

Schedule Of deferred tax assets and liabilities

	December 31, 2021	March 31, 2021
Deferred tax assets:
Net operating loss	$2,151	$1,689
Deferred tax asset (unrecognized)	$2,151	$1,689

Deferred tax liabilities:
In process research and development	$23,606	$24,050
Deferred tax liability	$23,606	$24,050